AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 28,852	$ 4,333
Gross unrealized gain	9	0
Gross unrealized loss	(8)	(40)
Fair value	28,853	4,293
Available-for-sale securities matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	28,852	4,029
Gross unrealized gain	9	0
Gross unrealized loss	(8)	(37)
Fair value	28,853	3,992
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	28,495	0
Gross unrealized gain	9	0
Gross unrealized loss	0	0
Fair value	28,504	0
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	357	4,029
Gross unrealized gain	0	0
Gross unrealized loss	(8)	(37)
Fair value	349	3,992
Available-for-sale securities matures after one year through three years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	304
Gross unrealized gain	0	0
Gross unrealized loss	0	(3)
Fair value	0	301
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	0
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Fair value	0	0
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	304
Gross unrealized gain	0	0
Gross unrealized loss	0	(3)
Fair value	$ 0	$ 301